Accounts Receivable - Schedule of Movement of Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Balance at the beginning of the year		¥ (3,780)	¥ (5,932)
Provisions for doubtful receivables	¥ (243)
Collection of amounts previously in dispute			2,152
Write-off provision for doubtful receivables		¥ 3,780
Balance at the end of the year	¥ (243)		¥ (3,780)